Subsequent Events - Additional Information (Detail) (Subsequent Event, MediMedia Pharma Solutions, USD $) In Thousands, unless otherwise specified	0 Months Ended
Feb. 27, 2015
Subsequent Event | MediMedia Pharma Solutions
Subsequent Event [Line Items]
Cash consideration	$ 120,000